INITIAL PUBLIC OFFERING	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

Note 3 — Initial Public Offering

On August 20, 2020, the Company consummated its Initial Public Offering of 21,500,000 Units, including 1,500,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $215.0 million, and incurring offering costs of approximately $12.4 million, inclusive of approximately $7.5 million in deferred underwriting commissions.

Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary shares at a price of $11.50 per share, subject to adjustment (see Note 6).

NOTE 4. INITIAL PUBLIC OFFERING

On August 20, 2020, the Company consummated its Initial Public Offering of 21,500,000 Units, including 1,500,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $215.0 million, and consummated the simultaneous private placement of 3,150,000 Private Placement Warrants to the Sponsor, at a price of $2.00 per Private Placement Warrant, generating gross proceeds of $6.3 million, incurring offering costs of approximately $12.4 million, inclusive of approximately $7.5 million in deferred underwriting commissions. The Company deposited $215.0 million of the net proceeds in the Trust Account, of which $7.5 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.

Each Unit consists of one Class A ordinary share, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary shares at a price of $11.50 per share, subject to adjustment (see Note 7).